Expense Example {- Franklin Massachusetts Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Massachusetts Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 460
3 years	642
5 years	839
10 years	1,407
Class A1
Expense Example:
1 year	446
3 years	597
5 years	761
10 years	1,236
Class C
Expense Example:
1 year	229
3 years	403
5 years	697
10 years	1,534
Class R6
Expense Example:
1 year	59
3 years	190
5 years	333
10 years	748
Advisor Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774